ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS	12 Months Ended
Sep. 30, 2025
Advance To Suppliers And Advance From Customers Abstract
ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS

NOTE 6 – ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS

Advance to suppliers consisted of the following:

	As of September 30,
	2025	2024
Prepayments for materials purchased	$1,596,383	$17,641,946

Advance from customers consisted of the following:

	As of September 30,
	2025	2024
Prepayments from customers	$1,125,528	$14,861,280